UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

CT Corporation System

155 Federal Street

Suite 700

Boston, MA 02110

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 888.626.3863

Date of fiscal year end: 11/30/2018

Date of reporting period: 11/30/2018

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders for the period ended November 30, 2018 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Annual Report 2018

Wellington Shields All-Cap Fund

Wellington Shields Small-Cap Fund

November 30, 2018

Capital Management  Investment Trust

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Wellington Shields & Co., LLC, 140 Broadway, 44th Floor, New York, NY 10005, Phone 1-212-320-3000.

IMPORTANT NOTE:  Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Capital Management Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from a Capital Management Fund or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.  If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive all future reports in paper free of charge.  You can inform a Capital Management Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request.  Your election to receive reports in paper will apply to all funds held with the Capital Management Fund complex/your financial intermediary.

Capital Management Funds (Unaudited)

Wellington Shields All-Cap Fund

An investment in the Wellington Shields All-Cap Fund (the “All-Cap Fund”) is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the All-Cap Fund will be successful in meeting its investment objective. The All-Cap Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in equity securities.

Since the All-Cap Fund’s investment strategy utilizes equity securities, short-term investment instruments, derivative instruments and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is subject to the following risks: large-cap securities risk, mid-cap securities risk, small-cap securities risk, derivative instruments risk and short sales risk. More information about these risks and other risks can be found in the All-Cap Fund’s prospectus.

Wellington Shields Small-Cap Fund

An investment in the Wellington Shields Small-Cap Fund (the “Small-Cap Fund”) is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the Small-Cap Fund will be successful in meeting its investment objective. The Small-Cap Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies.

Since the Small-Cap Fund’s investment strategy utilizes equity securities (concentrating on small-cap company securities), short-term investment instruments, derivative instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is subject to, among other things, small-cap securities risk, derivative instruments risk and short sales risk. More information about these risks and other risks can be found in the Small-Cap Fund’s prospectus.

The performance information quoted in this Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by calling 1-888-626-3863.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of those Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about January 29, 2019.

January 11, 2019

Dear Capital Management Shareholders,

The Wellington Shields All-Cap Fund Institutional Shares (the “All-Cap Fund”) had a total return of (5.18)% for the fiscal year ended November 30, 2018, compared with returns of 6.27% for the S&P 500® Total Return Index* (“S&P 500”), (0.79)% for the Russell Mid-Cap Value Index and 7.62% for the Dow Jones Industrial Average Index*. The Wellington Shields Small-Cap Fund Institutional Shares (the “Small-Cap Fund”) had a total return of (3.11)%, underperforming the 3.54% total return of the S&P 600® Small Cap Index*.

The All-Cap Fund performance was negatively impacted by declines in Granite Construction, LKQ Corporation and Macquarie Infrastructure, while Zebra Technologies, Ciena Corporation and Domino’s Pizza were positive contributors to the portfolio performance. The Small-Cap Fund performance was negatively impacted by declines in Universal Electronics, GMS Inc. and H&E Equipment Services, while Iridium Communications, Encompass Health and TPI Composites, Inc. were positive contributors to portfolio performance.

The equity market started 2018 on a strong note fueled by optimism that the 2017 tax cuts and repatriation act would drive increased cash flow to corporations. This would allow corporations to increase wages and capital spending with its consequent positive effects on GDP growth. Corporate earnings, wages, capital expenditures, and GDP did accelerate in 2018, however financial markets in the US and around the globe retreated in the fourth quarter. For 2018, the S&P 500 total return was negative 4.4%.

After stumbling in February, the S&P 500 regained its footing and marched to new highs on the back of the 4% GDP growth posted in the second quarter. Then, in early October, the price of oil plunged 44% and the S&P 500 experienced a sharp correction of nearly 20%. The proximate catalyst for the selloff was Chairman Powell’s statement that in addition to raising rates, the reduction of the Federal Reserve balance sheet is on “autopilot” reversing course after nine years of global quantitative easing. Exacerbating this move was heightened trade tensions with the US and China, and political uncertainty as the House changed hands.

Markets entered 2019 at extremely oversold levels from which they should at least tactically recover. Data suggests that 2019 should not witness a recession: during 2018 PMIs in the US had their second strongest reading in 25 years. The consumer, who makes up 70% of GDP, is benefitting from low unemployment, low inflation and wage growth. The yield curve is not yet inverted, and corporate earnings are still forecast to grow. However, cautionary signs are increasing: the yield curve continues to flatten, the Chinese economy is slowing, the rate of US capital expenditures is decreasing, and long-term bond yields are not pricing in a sustained growth outlook.

As in past cycles, much depends on the speed at which the Fed increases interest rates. Unique to this cycle, economic and financial prospects also depend on how quickly central bank balance sheets contract. Reason for optimism rests in the fact that the causes of the sharp correction are mostly man-made. If the US-China trade dispute finds some resolution and the Fed indicates it will slow its pace of rate increases, the market should continue its upward trajectory.

Sincerely,

W. Jameson McFadden

President

Capital Management Associates, Inc.

2

* The S&P 500® Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. The Russell Mid-Cap Value Index is a widely recognized unmanaged index designed to measure the performance of the mid-cap segment of the U.S. equity universe. The S&P 600® Small-Cap Index is the Standard & Poor’s Composite Index of 600 small-cap stocks and is a widely recognized, unmanaged index of common stock prices. The Dow Jones Industrial Average Index, compiled by Dow Jones, gauges the performance of the industrial component of U.S. stock markets. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index. The Funds may or may not purchase the types of securities represented by the S&P 500® Total Return Index, the Russell Mid-Cap Value Index, the S&P 600® Small-Cap Index or the Dow Jones Industrial Average Index.

Investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objective. The Funds are intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in equity securities. Investment in the All-Cap Fund is also subject to, among other things, large-cap securities risk, mid-cap securities risk, small-cap securities risk, derivative instruments risk and short sales risk. Investment in the Small-Cap Fund is also subject to, among other things, small-cap securities risk, derivative instruments risk and short sales risk. More information about these risks and other risks can be found in each Fund’s prospectus.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Funds and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Wellington Shields All-Cap Fund – Institutional Shares (Unaudited)

Performance Update - $10,000 Investment

For the period from November 30, 2008 to November 30, 2018

The graph assumes an initial investment of $10,000 at November 30, 2008.

Average Annual Total Return

Performance Returns for the periods ended November 30, 2018	One Year	Five Year	Ten Year
Wellington Shields All-Cap Fund – Institutional Shares	(5.18)%	7.00%	11.43%
S&P 500® Total Return Index	6.27%	11.11%	14.30%
Russell Mid-Cap Value Index	(0.79)%	8.38%	14.82%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-888-626-3863.

The above graph depicts the performance of the Wellington Shields All-Cap Fund - Institutional Shares versus the S&P 500® Total Return Index and the Russell Mid-Cap Value Index. The S&P 500®  Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. The Russell Mid-Cap Value Index is a widely recognized unmanaged index designed to measure the performance of the mid-cap segment of the U.S. equity universe. It includes those Russell Mid-Cap Index companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500® Total Return Index and the Russell Mid-Cap Value Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Wellington Shields All-Cap Fund - Institutional Shares, which will not invest in certain securities comprising these indices.

Wellington Shields Small-Cap Fund – Institutional Shares (Unaudited)

Performance Update - $10,000 Investment

For the period from November 30, 2008 to November 30, 2018

The graph assumes an initial investment of $10,000 at November 30, 2008.

Average Annual Total Return

Performance Returns for the periods ended November 30, 2018	One Year	Five Year	Ten Year
Wellington Small-Cap Fund – Institutional Shares	(3.11)%	(0.05)%	9.75%
S&P 600® Small-Cap Index	3.54%	9.41%	15.74%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-888-626-3863.

The above graph depicts the performance of the Wellington Shields Small-Cap Fund - Institutional Shares versus the S&P 600® Small Cap Index. The S&P 600®  Small-Cap Index is the Standard & Poor’s Composite Index of 600 small-cap stocks and is a widely recognized, unmanaged index of common stock prices. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 600® Small-Cap Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Wellington Shields Small-Cap Fund – Institutional Shares, which will not invest in certain securities comprising the index.

Capital Management Funds

Fund Expense Example (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of each table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

All–Cap Institutional Class Shares Expense Example	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period(a)
Actual (-5.78%)	$1,000.00	$942.19	$7.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.70	$7.44

Small–Cap Institutional Class Shares Expense Example	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period(b)
Actual (-5.32%)	$1,000.00	$946.81	$7.32
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.55	$7.59

(a) Expenses are equal to the All-Cap Fund’s annualized expense ratios of 1.47% for the Institutional Class Shares, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(b) Expenses are equal to the Small-Cap Fund’s annualized expense ratios of 1.50% for the Institutional Class Shares, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

Capital Management Funds

Fund Expense Example (Unaudited) (continued)

Total Fund operating expense ratios as stated in the Funds’ current prospectus dated March 30, 2018 were as follows:
Wellington Shields All-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.61%
Wellington Shields All-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.51%
Wellington Shields Small-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.76%
Wellington Shields Small-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.51%

* Capital Management Associates, Inc. (the “Advisor”) has entered into a contractual agreement with the All-Cap and Small-Cap Funds (the “Funds”) under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.50%. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The contractual agreement cannot be terminated prior to April 1, 2019 without the approval of the Board of Trustees of Capital Management Investment Trust (the “Trust”). Total Gross Operating Expenses during the year ended November 30, 2018 were 1.60% and 1.90% for the All-Cap Fund Institutional Shares and Small-Cap Fund Institutional Shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Notes 3 & 4) sections of this report for expense related disclosure during the year ended November 30, 2018.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-626-3863. Please read it carefully before you invest or send money.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

	Shares	Value

Common Stocks - 88.90%

Aerospace & Defense - 5.58%
Harris Corp.	5,000	$714,750
Raytheon Co.	5,250	920,535
		1,635,285
Banks - 10.60%
Citizens Financial Group, Inc.	7,150	259,974
First Republic Bank/CA	10,100	1,001,415
JPMorgan Chase & Co.	8,000	889,520
* SVB Financial Group	3,750	955,538
		3,106,447
Biotechnology - 2.88%
* Illumina, Inc.	2,500	843,750

Commercial Services - 8.82%
Cintas Corp.	5,500	1,030,590
* Paypal Holdings, Inc.	10,000	858,100
* Worldpay, Inc. - Class A	8,100	695,061
		2,583,751
Computers - 1.29%
Accenture PLC - Class A	2,300	378,396

Diversified Financial Services - 3.61%
BlackRock, Inc.	590	252,526
Mastercard, Inc. - Class A	4,000	804,280
		1,056,806
Healthcare - Products - 7.50%
Becton Dickinson and Co.	3,300	834,075
* Edwards Lifesciences Corp.	3,800	615,638
Thermo Fisher Scientific, Inc.	3,000	748,650
		2,198,363
Healthcare - Services - 4.93%
Quest Diagnostics, Inc.	6,000	531,420
UnitedHealth Group, Inc.	3,250	914,420
		1,445,840

See Notes to Financial Statements.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

	Shares	Value

Common Stocks - 88.90% (continued)

Internet - 5.60%
* Alphabet, Inc. - Class A	550	$610,307
* Alphabet, Inc. - Class C	92	100,688
* Amazon.com, Inc.	550	929,593
		1,640,588
Office & Business Equipment - 4.30%
* Zebra Technologies Corp.	7,000	1,258,600

Oil & Gas - 2.66%
Exxon Mobil Corp.	3,300	262,350
Pioneer Natural Resources Co.	3,500	517,125
		779,475
Pharmaceuticals - 3.28%
CVS Health Corp.	12,000	962,400

Pipelines - 2.85%
Kinder Morgan, Inc./DE	49,000	836,430

Private Equity - 3.03%
Apollo Global Management LLC	19,000	535,610
Blackstone Group LP	10,400	350,792
		886,402
Retail - 8.49%
Costco Wholesale Corp.	4,500	1,040,760
Lowe’s Cos., Inc.	6,500	613,405
Ross Stores, Inc.	9,500	832,200
		2,486,365
Software - 6.19%
Microsoft Corp.	8,000	887,120
* salesforce.com, Inc.	6,500	927,940
		1,815,060
Telecommunications - 2.12%
* Ciena Corp.	19,000	619,780

See Notes to Financial Statements.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

	Shares	Value

Common Stocks - 88.90% (continued)

Transportation - 5.17%
Golar LNG Ltd.	27,000	$719,280
* XPO Logistics, Inc.	10,500	796,530
		1,515,810

Total Common Stocks (Cost $20,036,389)		26,049,548

Investment Companies - 12.88%
** First American Treasury Obligations Fund - Class X, 2.16%	3,775,378	$3,775,378

Total Investment Companies (Cost $3,775,378)		3,775,378

Total Investments (Cost $23,811,767) - 101.78%		29,824,926
Liabilities in Excess of Other Assets, net - (1.78)%		(522,306)
Net Assets - 100.00%		$29,302,620

*	Non-income producing investment.
**	Rate shown represents the 7-day yield at November 30, 2018 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

See Notes to Financial Statements.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

	% of Net
Industry	Assets	Value

Aerospace & Defense	5.58%	$1,635,285
Banks	10.60%	3,106,447
Biotechnology	2.88%	843,750
Commercial Services	8.82%	2,583,751
Computers	1.29%	378,396
Diversified Financial Services	3.61%	1,056,806
Healthcare - Products	7.50%	2,198,363
Healthcare - Services	4.93%	1,445,840
Internet	5.60%	1,640,588
Investment Companies	12.88%	3,775,378
Office & Business Equipment	4.30%	1,258,600
Oil & Gas	2.66%	779,475
Pharmaceuticals	3.28%	962,400
Pipelines	2.85%	836,430
Private Equity	3.03%	886,402
Retail	8.49%	2,486,365
Software	6.19%	1,815,060
Telecommunications	2.12%	619,780
Transportation	5.17%	1,515,810
Total	101.78%	$29,824,926

See Notes to Financial Statements.

Wellington Shields Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

	Shares	Value

Common Stocks - 82.80%

Banks - 9.37%
Bryn Mawr Bank Corp.	10,000	$393,200
First Financial Bancorp	15,000	418,800
* Seacoast Banking Corp. of Florida	18,000	522,000
		1,334,000
Chemicals - 2.56%
Stepan Co.	4,500	363,690

Commercial Services - 3.36%
* AMN Healthcare Services, Inc.	7,500	477,750

Computers - 8.78%
* ExlService Holdings, Inc.	6,500	376,740
* Mercury Systems, Inc.	10,000	518,100
* Virtusa Corp.	8,000	354,640
		1,249,480
Distribution & Wholesale - 5.34%
H&E Equipment Services, Inc.	18,000	398,700
* ScanSource, Inc.	9,500	361,380
		760,080
Electronics - 3.87%
* Orbotech Ltd.	9,500	551,190

Energy - Alternate Sources - 4.78%
* TPI Composites, Inc.	25,000	679,750

Engineering & Construction - 3.91%
Granite Construction, Inc.	11,000	556,930

Healthcare - Products - 3.54%
* Merit Medical Systems, Inc.	8,000	504,400

Healthcare - Services - 3.70%
Encompass Health Corp.	7,000	526,470

See Notes to Financial Statements.

Wellington Shields Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

	Shares	Value

Common Stocks - 82.80% (continued)

Insurance - 2.50%
Kingstone Cos., Inc.	22,500	$355,050

Machinery - 5.86%
Applied Industrial Technologies, Inc.	5,000	326,150
* Chart Industries, Inc.	8,000	508,480
		834,630
Oil & Gas - 5.58%
* Callon Petroleum Co.	38,500	329,175
* Penn Virginia Corp	8,000	465,200
		794,375
Real Estate - 3.00%
McGrath RentCorp	8,000	427,440

Retail - 3.18%
Cracker Barrel Old Country Store, Inc.	2,500	452,025

Telecommunications - 6.63%
* Iridium Communications, Inc.	39,500	943,260

Transportation - 6.84%
GasLog Ltd.	28,000	581,280
Landstar System, Inc.	3,600	392,688
		973,968

Total Common Stocks (Cost $9,199,344)		11,784,488

See Notes to Financial Statements.

Wellington Shields Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

	Shares	Value

Exchange-Traded Fund - 3.71%

Equity Fund - 3.71%
Invesco S&P SmallCap Health Care ETF	4,100	$528,326

Total Exchange-Traded Fund (Cost $524,643)		528,326

Investment Companies - 13.52%
** First American Treasury Obligations Fund - Class X, 2.16%	1,923,325	$1,923,325

Total Investment Companies (Cost $1,923,325)		1,923,325

Total Investments (Cost $11,647,312) - 100.03%		$14,236,139
Options Written (Proceeds $1,175) - (0.01%)		(1,400)
Liabilities in Excess of Other Assets, net - (0.02%)		(2,295)
Net Assets - 100.00%		$14,232,444

*	Non-income producing investment.
**	Rate shown represents the 7-day yield at November 30, 2018 which is subject to change and resets daily.

The following abbreviation is used in this portfolio:

ETF - Exchange-Traded Fund

See Notes to Financial Statements.

Wellington Shields Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

	% of Net
Industry	Assets	Value

Banks	9.37%	$1,334,000
Chemicals	2.56%	363,690
Commercial Services	3.36%	477,750
Computers	8.78%	1,249,480
Distribution & Wholesale	5.34%	760,080
Electronics	3.87%	551,190
Energy - Alternate Sources	4.78%	679,750
Engineering & Construction	3.91%	556,930
Exchange-Traded Fund	3.71%	528,326
Healthcare - Products	3.54%	504,400
Healthcare - Services	3.70%	526,470
Insurance	2.50%	355,050
Investment Companies	13.52%	1,923,325
Machinery	5.86%	834,630
Oil & Gas	5.58%	794,375
Real Estate	3.00%	427,440
Retail	3.18%	452,025
Telecommunications	6.63%	943,260
Transportation	6.84%	973,968
Total	100.03%	$14,236,139

See Notes to Financial Statements.

Wellington Shields Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

Options Written - (0.01)%
		Notional	Exercise
Call Options Written - (0.01)%	Contracts [1]	Amount	Price	Expiration	Value

Cracker Barrel Old Country Store, Inc.	20	$400,000	$200.00	1/18/2019	$1,400
Total Call Options Written (Proceeds $1,175)					1,400

Total Options Written (Proceeds $1,175)					$1,400

1 Each option contract is equivalent to 100 shares of the underlying common stock.  All options are non-income producing.

See Notes to Financial Statements.

Capital Management Funds
STATEMENTS OF ASSETS AND LIABILITIES

As of November 30, 2018	All-Cap Fund	Small-Cap Fund

Assets:
Investments, at cost	$23,811,767	$11,647,312
Investments, at value ( note 1 )	29,824,926	14,236,139
Receivables:
Fund shares sold	3,000	—
Dividends and interest	31,201	19,598
Prepaid expenses	4,872	2,129
Total assets	29,863,999	14,257,866

Liabilities:
Options written, at proceeds	—	1,175
Options written, at value ( note 1 )	—	1,400
Payables:
Investments purchased	518,637	—
Due to advisor (note 3 )	17,811	1,639
Due to administrator (note 3 )	6,506	4,066
Due to Trustees	500	500
Other liabilities and accrued expenses	17,925	17,817
Total liabilities	561,379	25,422

Total Net Assets	$29,302,620	$14,232,444

Net Assets consist of:
Capital (par value and paid in surplus)	$23,408,964	$11,776,915
Total distributable earnings	5,893,656	2,455,529
Total Net Assets	$29,302,620	$14,232,444

Institutional Shares:
Institutional Shares Outstanding, $0.01 par value (unlimited shares authorized):	1,395,241	763,290
Net Assets - Institutional Shares	$29,302,620	$14,232,444
Net Asset Value, Maximum Offering and Redemption Price Per Share	$21.00	$18.65

See Notes to Financial Statements

Capital Management Funds
STATEMENTS OF OPERATIONS

For the year ended November 30, 2018	All-Cap Fund	Small-Cap Fund

Investment income:
Dividends	$256,175	$152,505
Foreign withholding tax	(853)	(286)
Interest	22,547	11,782
Total investment income	277,869	164,001

Expenses:
Advisory fees ( note 3 )	281,430	148,640
Distribution and service (12b-1) fees (note 4) (a)	1,493	826
Administration fees ( note 3 )	77,424	50,309
Legal fees	29,304	23,967
Audit and tax preparation fees	15,700	15,700
Trustees’ fees and meeting expenses	10,986	10,986
Other operating expenses	11,380	14,231
Custody fees	8,589	8,191
Securities pricing fees	6,083	4,829
Registration and filing fees	8,611	5,382
Total expenses	451,000	283,061
Less:
Advisory fees waived (note 3)	(32,678)	(58,612)
Distribution and service (12b-1) fees waived (note 4)	—	(457)
Net expenses	418,322	223,992

Net Investment Loss	(140,453)	(59,991)

Realized and unrealized gain (loss) on investments and options written:
Net realized gain on investments	1,691,823	907,634
Net realized gain on options written	125,558	15,759
Net change in unrealized appreciation on investments	(3,158,131)	(1,342,356)
Net change in unrealized depreciation on options written	—	(225)
Net realized and unrealized loss on investments and options written	(1,340,750)	(419,188)

Net Decrease in Net Assets Resulting from Operations	$(1,481,203)	$(479,179)

(a)	Distribution and service (12b-1) fees were for each Fund’s Investor Class shares. Effective March 30, 2018, each Fund’s Investor Class shares were exchanged into each Fund’s Institutional Class shares. Upon completion of each Fund’s share class exchange, each Fund’s Distribution and service (12b-1) plans were terminated.

See Notes to Financial Statements

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

	All-Cap Fund

	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017

Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(140,453)	$(78,885)
Net realized gain on investment transactions and options written	1,817,381	2,828,201
Net change in unrealized appreciation (depreciation) on investments	(3,158,131)	453,343
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,481,203)	3,202,659

Distributions to shareholders from:
Total distributable earnings (1)
Institutional Shares	(1,785,484)	(2,496,734)
Investor Shares	—	(86,439)
Decrease in Net Assets Resulting from Distributions	(1,785,484)	(2,583,173)

Capital Share Transactions: (note 7)
Institutional Shares
Shares sold	390,564	63,968
Shares from merger (note 8)	9,393,149	—
Shares from class exchange	555,651	—
Reinvested dividends and distributions	1,754,420	2,430,722
Shares repurchased	(917,274)	(340,245)
Investor Shares (2)
Shares sold	—	7,872
Reinvested dividends and distributions	—	85,730
Shares repurchased	(25,265)	(161,306)
Share class exchange	(555,651)	—
Increase in Net Assets from Capital Share Transactions	10,595,594	2,086,741

Net Increase in Net Assets	7,328,907	2,706,227

Net Assets:
Beginning of year	21,973,713	19,267,486
End of year (3)	$29,302,620	$21,973,713

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions were from realized capital gains and have been consolidated to conform with S-X Disclosure Simplification. See Note 10 in the Notes to the Financial Statements.
(2)	Effective March 30, 2018, Investor Shares were exchanged into the Institutional Shares.
(3)	Includes $(76,814) of net investment loss for the year ended November 30, 2017. The SEC eliminated the requirement to disclose net investment income in 2018. See note 10 in the Notes to the Financial Statements.

See Notes to Financial Statements

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Fund

	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017

Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(59,991)	$42,593
Net realized gain on investment transactions and options written	923,393	534,802
Net change in unrealized appreciation (depreciation) on investments and options written	(1,342,581)	306,538
Net Increase (Decrease) in Net Assets Resulting from Operations	(479,179)	883,933

Distributions to shareholders from:
Total distributable earnings (1)
Institutional Shares	(1,164,725)	(124,585)
Investor Shares	—	(3,066)
Decrease in Net Assets Resulting from Distributions	(1,164,725)	(127,651)

Capital Share Transactions: ( note 7 )
Institutional Shares
Shares sold	100,977	34,958
Shares from class exchange	323,436	—
Reinvested dividends and distributions	1,148,431	124,086
Shares repurchased	(450,218)	(862,963)
Investor Shares (2)
Reinvested dividends and distributions	—	3,066
Shares repurchased	(1,500)	—
Share class exchange	(323,436)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	797,690	(700,853)

Net Increase (Decrease) in Net Assets	(846,214)	55,429

Net Assets:
Beginning of year	15,078,658	15,023,229
End of year (3)	$14,232,444	$15,078,658

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions were from realized capital gains and have been consolidated to conform with S-X Disclosure Simplification. See Note 10 in the Notes to the Financial Statements.
(2)	Effective March 30, 2018, Investor Shares were exchanged into the Institutional Shares.
(3)	Includes $0 of net investment income for the year ended November 30, 2017. The SEC eliminated the requirement to disclose net investment income in 2018. See note 10 in the Notes to the Financial Statements.

See Notes to Financial Statements

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year ended

	All-Cap Fund

	Institutional Shares

	For the Years Ended
	November 30,
	2018	2017	2016	2015	2014

Net Asset Value, Beginning of Year	$23.59	$22.88	$22.93	$22.40	$22.34

Investment Operations:

Net investment loss (a)	(0.12)	(0.09)	(0.08)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	(1.11)	3.91	2.37	1.39	1.99
Total from investment operations	(1.23)	3.82	2.29	1.32	1.95

Less Distributions:
From net realized capital gains	(1.36)	(3.11)	(2.34)	(0.76)	(1.89)
From return of capital	—	—	—	(0.03)	—
Total distributions	(1.36)	(3.11)	(2.34)	(0.79)	(1.89)

Net Asset Value, End of Year	$21.00	$23.59	$22.88	$22.93	$22.40

Total Return (b)	(5.18)%	16.78%	9.96%	5.91%	8.76%

Ratios/Supplemental Data
Net Assets, End of Year (in 000’s)	$29,303	$21,385	$18,616	$20,178	$19,081
Ratio of Gross Expenses to Average Net Assets (c)	1.60%	1.65%	1.64%	1.58%	1.62%
Ratio of Net Expenses to Average Net Assets (c)	1.49%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.50)%	(0.37)%	(0.33)%	(0.30)%	(0.18)%
Portfolio Turnover Rate	74.94%	46.82%	38.89%	24.64%	22.46%

(a)	Net investment loss per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Capital Management Funds

FINANCIAL HIGHLIGHTS

For a share outstanding during each fiscal year ended

	Small-Cap Fund

	Institutional Shares

	For the Years Ended
	November 30,
	2018	2017	2016	2015	2014

Net Asset Value, Beginning of Year	$20.97	$19.92	$18.52	$21.50	$23.61

Investment Operations:

Net investment income (loss) (a)	(0.09)	0.06	0.16	0.20	(0.04)
Net realized and unrealized gain (loss) on investments	(0.57)	1.17	1.91	(2.72)	(0.25)
Total from investment operations	(0.66)	1.23	2.07	(2.52)	(0.29)

Less Distributions:
From net investment income	—	—	(0.09)	(0.20)	—
In excess of net investment income	—	—	—	—	(0.02)
From net realized capital gains	(1.66)	(0.18)	(0.58)	(0.26)	(1.80)
Total distributions	(1.66)	(0.18)	(0.67)	(0.46)	(1.82)

Net Asset Value, End of Year	$18.65	$20.97	$19.92	$18.52	$21.50

Total Return (b)	(3.11)%	6.17%	11.23%	(11.72)%	(1.23)%

Ratios/Supplemental Data
Net Assets, End of Year (in 000’s)	$14,232	$14,740	$14,704	$13,837	$15,780
Ratio of Gross Expenses to Average Net Assets (c)	1.90%	1.75%	1.78%	1.70%	1.68%
Ratio of Net Expenses to Average Net Assets (c)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.41)%	0.28%	0.83%	0.98%	(0.17)%
Portfolio Turnover Rate	57.00%	41.35%	47.39%	30.91%	28.78%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Capital Management Funds

Notes to Financial Statements	November 30, 2018

1.	Organization and Significant Accounting Policies

The Wellington Shields All-Cap Fund and the Wellington Shields Small-Cap Fund, formerly, the Capital Management Mid-Cap Fund and Capital Management Small-Cap Fund, respectively, (collectively the “Funds” and individually the “All-Cap Fund” and “Small-Cap Fund”) are series of the Capital Management Investment Trust (the “Trust”), which was organized on October 14, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Funds are each classified as a “diversified” company as defined in the 1940 Act.

The All-Cap Fund commenced operations on January 27, 1995. The investment objective of the Fund is to seek capital appreciation.

The Small-Cap Fund commenced operations on January 12, 1999. The investment objective of the Fund is to seek long-term capital appreciation, while current income is a secondary consideration in selecting portfolio investments.

The All-Cap Fund and Small-Cap Fund offered two classes of shares (Institutional Shares and Investor Shares). Each class of shares had equal rights as to assets of the respective Fund, and the classes were identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments were allocated to each class of shares based upon its relative net assets. Both classes had equal voting privileges, except where otherwise required by law or when the Board of Trustees (the “Trustees”) determined that the matter to be voted on affects only the interests of the shareholders of a particular class.

Effective March 30, 2018, each Fund’s Investor Shares were exchanged into each Fund’s respective Institutional Shares (note 8). The All-Cap Fund and Small-Cap Fund now offer only one class of shares (Institutional Shares).

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment Valuation

The Funds’ investments in securities are generally carried at their market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Investment companies are valued at net asset value. Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Capital Management Funds

Notes to Financial Statements	November 30, 2018

1.	Organization and Significant Accounting Policies (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for identical securities in inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of November 30, 2018:

All-Cap Fund Assets: Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$26,049,548	$—	$26,049,548
Investment Companies	—	3,775,378	3,775,378
Total Assets	$26,049,548	$3,775,378	$29,824,926

Small-Cap Fund Assets: Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$11,784,488	$—	$11,784,488
Exchange-Traded Fund	528,326	—	528,326
Investment Companies	—	1,923,325	1,923,325
Total Assets	$12,312,814	$1,923,325	$14,236,139

Small-Cap Fund Liabilities: Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Call Options Written	$1,400	$—	$1,400
Total Liabilities	$1,400	$—	$1,400

(a)	As of and during the year ended November 30, 2018, the Funds held no securities that were considered to be “ Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

There were no transfers between Levels during the year ended November 30, 2018. It is the Funds’ policy to recognize transfers at the end of the reporting period.

Capital Management Funds

Notes to Financial Statements	November 30, 2018

1.	Organization and Significant Accounting Policies (Continued)

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Written Options

The All-Cap Fund and Small-Cap Fund may write covered call options on equity securities or futures contracts that the Funds are eligible to purchase to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Funds may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if a Fund owns the underlying security subject to the call option at all times during the option period. When a Fund writes a covered call option, it maintains in a segregated account with its custodian or as otherwise required by the rules of the exchange for the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The writing of covered call options is considered to be a conservative investment technique. The Funds will receive a premium from writing a call option, which increases the Funds’ return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

Expenses

Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions

Dividends paid by the Funds derived from net investment income (if any) will generally be paid annually. Distributions from capital gains (if any) are generally declared and distributed annually. The Funds may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported year. Actual results could differ from those estimates.

Federal Income Taxes

The Funds are considered personal holding companies as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Funds’ shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Funds are subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. Generally, provisions for income taxes are not included in the financial statements as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Capital Management Funds

Notes to Financial Statements	November 30, 2018

1.	Organization and Significant Accounting Policies (Continued)

As of and during the year ended November 30, 2018, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of November 30, 2018, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended November 30, 2015, November 30, 2016, November 30, 2017) and expected to be taken during the year ended November 30, 2018 and has concluded that no provision for income tax is required in these financial statements.

2.	Derivatives Transactions

As of November 30, 2018, the location on the Small-Cap Fund’s Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Liabilities:	Location	Equity Contracts	Total
Call options written	Options written, at value	$1,400	$1,400
		$1,400	$1,400

Realized and unrealized gains and losses on derivatives contracts entered into by the All-Cap Fund during the year ended November 30, 2018, are recorded in the following locations in the Statement of Operations:

Net realized gain on:	Location	Equity Contracts	Total
Call options purchased	Net realized gain on investments	$(3,002)	$(3,002)
Call options written	Net realized gain on options written	$125,558	$125,558
		$122,556	$122,556

There were no derivatives outstanding at November 30, 2018 for the All-Cap Fund. The total notional amount of call options written by the All-Cap Fund during the year ended November 30, 2018 was $31,181,600.

Realized and unrealized gains and losses on derivatives contracts entered into by the Small-Cap Fund during the year ended November 30, 2018, are recorded in the following locations in the Statement of Operations:

Net realized gain on:	Location	Equity Contracts	Total
Call options written	Net realized gain on options written	$15,759	$15,759
		$15,759	$15,759

Net change in unrealized depreciation on:	Location	Equity Contracts	Total
Call options written	Net change in unrealized depreciation on options written	$(225)	$(225)
		$(225)	$(225)

The total notional amount of call options written by the Small-Cap Fund during the year ended November 30, 2018 was $1,220,000.

Capital Management Funds

Notes to Financial Statements	November 30, 2018

3.	Advisory Fees and Other Transactions with Affiliates

Advisor

The All-Cap Fund and Small-Cap Fund pay a monthly advisory fee to Capital Management Associates, Inc. (“CMA”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in Table 1 provided below. CMA has entered into contractual agreements (“Expense Limitation Agreements”) with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than a specified percentage of the average daily net assets of the Funds. The contractual agreements cannot be terminated prior to April 1, 2019 without the Trust’s Board of Trustees’ approval. There can be no assurance that the Expense Limitation Agreements will continue in the future.

Subject to approval by the Board of Trustees, CMA may be able to recoup fees waived and expenses assumed within a three year period from reimbursement, provided the Funds have reached a sufficient asset size to permit such reimbursements to be made without causing the total annual expense ratios of the Funds to exceed the percentage limits. In addition, the net assets of the All-Cap Fund and the Small-Cap Fund must exceed $10 million in order to permit any recoupments be paid to CMA. A breakout of the recoupable fees for the previous three years are listed below in Table 2. CMA may recapture the amounts no later than November 30 of the corresponding year listed below. The expense limitation percentages, as well as the advisory fees waived for the year ended November 30, 2018, are included in Table 3 and Table 4, respectively.

Table 1
Advisory Fees	Rates
Average Net Assets	All-Cap Fund	Small-Cap Fund
First $100 million	1.00%	1.00%
Next $150 million	0.90%	0.90%
Next $250 million	0.85%	0.85%
Over $500 million	0.80%	0.80%

Table 2
Fund	2021	2020	2019
All-Cap Fund	$32,678	$28,504	$25,601
Small-Cap Fund	58,612	37,434	38,487

Table 3
Expense Limitation Ratios	All-Cap Fund	Small-Cap Fund
Institutional Class	1.50%	1.50%

Table 4
Advisory Fees Waived
All-Cap Fund	$32,678
Small-Cap Fund	58,612

Administrator

M3Sixty Administration, LLC (“M3Sixty” or the “Administrator”) serves as the Administrator, Fund Accountant and Transfer Agent for the Trust pursuant to a written agreement with the Trust. M3Sixty provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For M3Sixty’s services to the Funds, the All-Cap and Small-Cap Funds pay M3Sixty a base fee of $15,000 annually, an annualized asset-based fee of 0.20% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year ended November 30, 2018, M3Sixty earned $77,424 and $50,309 for the All-Cap Fund and Small-Cap Fund, respectively, including out of pocket expenses. These amounts are included in Administration fees on the Statements of Operations.

Capital Management Funds

Notes to Financial Statements	November 30, 2018

3.	Advisory Fees and Other Transactions with Affiliates (continued)

Distributor

Wellington Shields & Co., LLC (the “Distributor”) is the Funds’ principal underwriter and distributor. The Distributor is also the introducing broker-dealer and is used by the Funds for their investment transactions. For the year ended November 30, 2018, there were commissions on investment transactions paid to the Distributor of $38,674 and $25,443 for the All-Cap Fund and Small-Cap Fund, respectively.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Administrator or the Distributor.

4.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted a distribution plan with respect to the Investor Shares pursuant to Rule 12b-1 of the 1940 Act (the “Plan”). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provided that the All-Cap and Small-Cap Funds may incur certain costs, which may not exceed 0.75% per annum of the average daily net assets of Investor Shares for each period elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Funds or support servicing of shareholder accounts. Such expenditures incurred as service fees did not exceed 0.25% per annum of the All-Cap and Small-Cap Funds’ Investor Shares’ average daily net assets.

Effective March 29, 2018, the Investor Shares were exchanged into the Institutional Class Shares of their respective Funds. Upon completion of the exchange, the Plan was terminated. The All-Cap and Small-Cap Funds incurred $1,493 and $826, respectively, in distribution and service fees under the Plan with respect to Investor Shares during the period from December 1, 2018 through March 29, 2018. The Distributor has voluntarily waived $457 of these fees for the Small-Cap Fund for the period from December 1, 2018 through March 29, 2018.

5.	Purchases and Sales of Investment Securities

For the year ended November 30, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
All-Cap Fund	$19,536,975	$22,538,211
Small-Cap Fund	8,047,452	10,249,831

There were no purchases or sales of long-term U.S. Government Obligations during the year ended November 30, 2018.

6.	Federal Income Tax

The information shown in the tables below represent: (1) tax components of capital as of November 30, 2018, (2) unrealized appreciation or depreciation of investments for federal income tax purposes, as of November 30, 2018, (3) post-October and post-December loss deferrals as of November 30, 2018 (4) tax reclassifications of permanent book/tax differences and (5) distributions the Funds paid under federal income tax regulations.

Table 1	Undistributed		Capital Loss Carryforwards (Non-expiring)	Deferred		Net Tax Appreciation (Depreciation)
	Long-Term Gains	Ordinary Income		Post-October Losses	Post-December Losses		Distributable Earnings, Net
All-Cap Fund	$53,423	$—	$—	$—	$(139,680)	$5,979,913	$5,893,656
Small-Cap Fund	—	—	—	(73,082)	(59,991)	2,588,602	2,455,529

Capital Management Funds

Notes to Financial Statements	November 30, 2018

6.	Federal Income Tax (Continued)

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of November 30, 2018 are noted below.

Table 2		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation
All-Cap Fund	$23,845,013	$6,191,127	$(211,214)	$5,979,913
Small-Cap Fund	11,646,137	2,902,875	(314,273)	2,588,602

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year and are reflected in the chart below.

Table 3	Post-October Losses		Post-December Losses
	Deferred	Utilized	Deferred	Utilized
All-Cap Fund	$—	$—	$139,680	$76,814
Small-Cap Fund	73,082	—	59,991	—

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, deferral of post-October losses, deferral of post-December losses, foreign currency transactions, flow through income and deferred passive losses from limited partnerships and net investment losses. Permanent differences such as tax returns of capital, capital gains retained and net investment losses, if any, would be reclassified against capital. For the fiscal year ended November 30, 2018, the Funds reclassified the following on the Statements of Assets and Liabilities.

Table 4
	Net Investment Loss	Net Realized Loss	Capital
All-Cap Fund	$77,587	$(261,195)	$183,608
Small-Cap Fund	—	—	—

The Funds paid the following distributions for the year ended November 30, 2018 and the year ended November 30, 2017.

Table 5	For the Year Ended November 30, 2018 Distributions from			For the Fiscal Year Ended November 30, 2017 Distributions from
	Long-Term Capital Gain	Ordinary Income	Return of Capital	Long-Term Capital Gain	Ordinary Income	Return of Capital
All-Cap Fund	$1,636,248	$149,236	$—	$2,583,173	$—	$—
Small-Cap Fund	1,164,725	—	—	127,651	—	—

Capital Management Funds

Notes to Financial Statements	November 30, 2018

7.	Capital Share Transactions

	All-Cap Fund
	Institutional Shares		Investor Shares
	For the Fiscal Year Ended November 30, 2018	For the Fiscal Year Ended November 30, 2017	For the Fiscal Year Ended November 30, 2018	For the Fiscal Year Ended November 30, 2017
Transactions in Capital Shares
Shares sold	16,362	2,664	—	397
Shares from mergers (note 8)	402,989	—	—	—
Shares from exchange	23,837	—	—	—
Reinvested distributions	83,903	103,744	—	4,776
Shares repurchased	(38,403)	(13,505)	(1,380)	(8,238)
Shares exchanged	—	—	(31,199)	—
Net Increase (Decrease) in Capital Shares	488,688	92,903	(32,579)	(3,065)
Shares Outstanding, Beginning of Year	906,553	813,650	32,579	35,644
Shares Outstanding, End of Year	1,395,241	906,553	—	32,579

	Small-Cap Fund
	Institutional Shares		Investor Shares
	For the Fiscal Year Ended November 30, 2018	For the Fiscal Year Ended November 30, 2017	For the Fiscal Year Ended November 30, 2018	For the Fiscal Year Ended November 30, 2017
Transactions in Capital Shares
Shares sold	4,713	1,653	—	—
Shares from exchange	16,032	—	—	—
Reinvested distributions	61,877	5,937	—	157
Shares repurchased	(22,238)	(42,740)	(83)	—
Shares exchanged	—	—	(17,227)	—
Net Increase (Decrease) in Capital Shares	60,384	(35,150)	(17,310)	157
Shares Outstanding, Beginning of Year	702,906	738,056	17,310	17,153
Shares Outstanding, End of Year	763,290	702,906	—	17,310

8.	Merger of Wellington Shields All-Cap Fund with Capital Management Mid-Cap Fund (renamed to Wellington Shields All-Cap Fund)

Effective as of the close of business March 29, 2018, pursuant to a Plan of Reorganization (the “Reorganization”), the All-Cap Fund (formerly the Capital Management Mid-Cap Fund) received all the assets and liabilities of the Former All-Cap Fund (the “Transferring Fund”). Shares of the Transferring Fund were exchanged for Institutional Class shares of the All-Cap Fund. 741,996 shares of the Transferring Fund, valued at $12.66 per share, were exchanged for 402,989 Institutional Class shares of the All-Cap Fund valued at $23.31 per share. Each share of the Transferring Fund was exchanged for 0.543 Institutional Class shares of the All-Cap Fund. The Transferring Fund’s net assets on the date of the reorganization of $9,393,149, including $2,151,311 of unrealized appreciation, were combined with those of the All-Cap Fund. The combined net assets immediately after the acquisition amounted to $30,665,143 with 1,315,663 shares outstanding. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the All-Cap Fund reflected the historical basis of the assets of the Transferring Fund as of the date of the Reorganization. The Reorganization is also considered tax-free based on accounting principles generally accepted in the United States of America.

After the Reorganization was completed, the All-Cap Fund was the accounting survivor and obtained and held the entire portfolio holdings previously held by the Transferring Fund. Under applicable Internal Revenue Service rules and regulations, the All-Cap Fund is required to hold a certain percentage of the portfolio holdings for a prescribed period of time.

Capital Management Funds

Notes to Financial Statements	November 30, 2018

9.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

10.	Recent Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule is June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018 (although the requirement to file the initial Form N-PORT has been extended by the SEC to April 30, 2019 as opposed to the original requirement to file by July 30, 2018).

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statements of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statements of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in these financial statements.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Capital Management Investment Trust

and the Shareholders of Wellington Shields Small-Cap Fund

and Wellington Shields All-Cap Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Wellington Shields Small-Cap Fund (formerly Capital Management Small-Cap Fund) and Wellington Shields All-Cap Fund (formerly Capital Management Mid-Cap Fund), each a series of shares of beneficial interest in Capital Management Investment Trust (the “Funds”), including the schedules of investments, as of November 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Capital Management Investment Trust since 2006.

Philadelphia, Pennsylvania

January 29, 2019

Capital Management Funds

Additional Information (Unaudited)

1.	Additional Information about Trustees and Officers

The Trustees are responsible for the management and supervision of each Fund. The Trustees set broad policies for each Fund and choose each Fund’s officers. The Trustees also approve all significant agreements between the Trust, on behalf of each Fund, and those companies that furnish services to each Fund; review performance of the Advisor and each Fund; and oversee activities of each Fund. Generally, each Trustee and officer serves an indefinite term or until certain circumstances occur such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The following chart shows information, as of November 30, 2018, for each Trustee, including the Trustees who are not “interested persons” as defined in the 1940 Act (“Independent Trustees”) and the Trustees who are “interested persons” as defined in the 1940 Act (“Interested Trustees”), as well as each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 140 Broadway, 44th Floor, New York, New York 10005.

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Advisor will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $500 per Fund per meeting attended in person and $300 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The Statement of Additional Information for each Fund includes additional information about the Trustees and Officers and is available, without charge, upon request by calling the Funds toll-free at 1-888-626-3863.

Name of Trustee*	Aggregate Compensation per Fund From All-Cap and Small-Cap Funds**	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds and Trust Paid to Trustees*
Independent Trustees
Lucius E. Burch, III	$ 3,100	None	None	$ 7,700
Paul J. Camilleri	$ 4,000	None	None	$ 9,500
Anthony J. Walton***	$ 3,800	None	None	$ 9,300
Interested Trustees
David V. Shields	None	None	None	None

* Each of the Trustees serves as a Trustee to the two Funds of the Trust. The total compensation shown includes amounts paid by the Transferring Fund prior to the Reorganization.

** Figures are for the year ended November 30, 2018.

*** Mr. Walton passed away in January 2019.

Name, Year of Birth and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Lucius E. Burch, III Year of Birth: 1941	Trustee	Since 12/94	Chairman and Chief Executive Officer (since 1982) of Burch Investment Group, formerly Massey Burch Investment Group, Inc. (venture capital firm).	2	None
Paul J. Camilleri Year of Birth: 1947	Trustee	Since 2/07	Arbitrator for the Financial Industry Regulatory Authority, Inc. (since 2001).	2	None
Anthony J. Walton Year of Birth: 1942	Trustee	12/94 – 1/19	Vice Chairman-Americas (Since 2005) of Standard Chartered Bank (commercial bank); Chief Executive Officer (Since 1995) of Armstrong Holdings Corporation (private investment and corporate finance advisory firm).	2	None

Capital Management Funds

Additional Information (Unaudited)

1.	Additional Information about Trustees and Officers (Continued)

Name, Year of Birth and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
David V. Shields* Year of Birth: 1939	Trustee	Since 12/94	Director (since 1982) of Capital Management Associates, Inc. (registered investment advisor to the Funds); Vice-Chairman and Managing Member (since December 2009) of Wellington Shields & Co., LLC (broker/dealer and distributor to each Fund); Managing Member (since December 2009) of Wellington Shields Capital Management, LLC (registered investment advisor).	2	None
* Basis of Interestedness: David V. Shields is an Interested Trustees because he is an officer and principal owner of Capital Management Associates, Inc., the Funds’ investment advisor, and Wellington Shields & Company LLC, the Funds’ distributor.
Officers
W. Jameson McFadden Year of Birth: 1981	President, Principal Executive Officer, Principal Financial Officer and Secretary	Since 1/16	President and Chief Executive Officer, Capital Management Associates, Inc. (2014 to present); Secretary, Wellington Shields Capital Management, LLC (2009 to present); Secretary and Treasurer (2010 to 2014) and Analyst (2006-2010), Capital Management Associates, Inc.	n/a	n/a
Stephen Portas Year of Birth: 1969	Chief Compliance Officer	Since 3/14	Chief Compliance Officer (since 2013) and Vice President (since 2011) of CMA; Chief Compliance Officer (2000 to 2011) of Midwood Securities (broker-dealer)	n/a	n/a

Capital Management Funds

Additional Information (Unaudited)

1.	Additional Information about Trustees and Officers (Continued)

Name, Year of Birth and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Officers
Justin Thompson*** M3Sixty Administration, LLC 4300 Shawnee Mission Parkway, Suite 100 Fairway, KS 66205 Year of Birth: 1983	Treasurer and Assistant Secretary	9/17-12/18

Director of Fund Accounting & Administration, M3Sixty Administration, LLC (September 2017–2018); Fund Accountant, M3Sixty Administration, LLC (June 2016–September 2017); Core Accounting Officer, State Street

Bank (2014–June 2016); Client Operations and Core Accounting Manager. State Street Bank (2012–2014).

				n/a	n/a
Larry E. Beaver, Jr. M3Sixty Administration, LLC 4300 Shawnee Mission Parkway, Suite 100 Fairway, KS 66205 Year of Birth: 1969	Assistant Treasurer	Since 7/17

Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017–Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Chief Accounting Officer, Amidex Funds, Inc. (2003–Present); Treasurer and Assistant Secretary, Capital Management Investment

Trust (2008–-2017); Assistant Treasurer, 360 Funds (July 2017–Present); Assistant Treasurer, M3Sixty Funds Trust (July 2017–Present); Assistant Treasurer, WP Funds Trust (July 2017–Present); Treasurer, 360 Funds (2007–2017); Treasurer, M3Sixty Funds Trust (2015–2017); Treasurer, WP Trust (2015–2017); Treasurer and Chief Financial Officer,Monteagle Funds (2008–2016).

				n/a	n/a

*** Justin J. Thompson resigned as Treasurer effective December 28, 2018. Larry E. Beaver, Jr. was assigned as Interim Treasurer until a new Treasurer is appointed by the Board.

2.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and each Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to each Fund’s Statement of Additional Information, which are available, without charge, upon request, by calling 1-888-626-3863 and on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

3.	Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the Funds’ Forms N-Q are also available, without charge, by calling the Funds at 1-888-626-3863.

Capital Management Funds

Additional Information (Unaudited)

4.	Tax Information

We are required to advise you within 60 days of the Funds’ fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Funds’ fiscal year ended November 30, 2018.

	Long-Term Capital Gain	Ordinary Income
All-Cap Fund	$1,636,248	$149,236
Small-Cap Fund	1,164,725	—

Individual shareholders are eligible for reduced tax rates on qualified dividend income. For the purposes of computing the dividends eligible for reduced tax rates, all of the dividends paid by the funds from ordinary income earned during the fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. For the purposes of computing this exclusion, all of the dividends paid by the funds from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information reporting.

The tax information above is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2019 to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their own tax advisors.

5.	Results of Special Meetings of Shareholders

On February 28, 2018, a Special Meeting of Shareholders of the All-Cap Fund and Small-Cap Fund was held for the purpose of voting on the following proposals:

Proposal 1A: To approve or disapprove amendments to the All-Cap Fund’s following fundamental investment restrictions: (i) Borrowing Money, Issue Senior Securities and Pledge Its Assets; (ii) Diversification; (iii) Concentration; (iv) Investing for Control; (v) Commodities, Real Estate and Oil, Gas and Mineral Investments; (vi) Underwriting; (vii) Warrants; (viii) Joint and Several Trading Accounts; (ix) Investments in Other Investment Companies; (x) Investments in Futures Contracts or Options; and (xi) Loans.

Proposal 1B: To approve or disapprove amendments to the Small-Cap Fund’s following fundamental investment restrictions: (i) Borrowing Money, Issue Senior Securities and Pledge Its Assets; (ii) Diversification; (iii) Concentration; (iv) Investing for Control; (v) Commodities, Real Estate and Oil, Gas and Mineral Investments; (vi) Underwriting; (vii) Warrants; (viii) Joint and Several Trading Accounts; (ix) Investments in Other Investment Companies; (x) Investments in Futures Contracts or Options; and (xi) Loans.

The total number of shares of the All-Cap Fund and the Small-Cap Fund present in person or by proxy represented approximately 69.69% and 72.50% of the All-Cap Fund and Small-Cap Fund shares entitled to vote at the Special Meeting, respectively.

The shareholders of the All-Cap Fund and Small-Cap Fund voted to approve Proposal 1A and Proposal 1B, respectively.

Capital Management Funds

Additional Information (Unaudited)

5.	Results of Special Meetings of Shareholders (Continued)

The votes cast by the All-Cap Fund shareholders with respect to Proposal 1A were as follows:

Proposal 1A	For	Against	Abstain
(i) Borrowing Money, Issue Senior Securities and Pledge Its Assets	649,017	—	1,205
(ii) Diversification	650,223	—	—
(iii) Concentration	649,017	—	1,205
(iv) Investing for Control	649,017	—	1,205
(v) Commodities, Real Estate and Oil, Gas and Mineral Investments	649,017	—	1,205
(vi) Underwriting	649,017	—	1,205
(vii) Warrants	649,017	—	1,205
(viii) Joint and Several Trading Accounts	649,017	—	1,205
(ix) Investments in Other Investment Companies	649,017	—	1,205
(x) Investments in Futures Contracts or Options	649,017	—	1,205
(xi) Loans	649,017	—	1,205

The votes cast by the Small-Cap Fund shareholders with respect to Proposal 1B were as follows:

Proposal 1B	For	Against	Abstain
(i) Borrowing Money, Issue Senior Securities and Pledge Its Assets	515,927	—	736
(ii) Diversification	516,664	—	—
(iii) Concentration	515,927	—	736
(iv) Investing for Control	515,927	—	736
(v) Commodities, Real Estate and Oil, Gas and Mineral Investments	515,927	—	736
(vi) Underwriting	515,927	—	736
(vii) Warrants	515,927	—	736
(viii) Joint and Several Trading Accounts	515,927	—	736
(ix) Investments in Other Investment Companies	515,927	—	736
(x) Investments in Futures Contracts or Options	515,927	—	736
(xi) Loans	515,927	—	736

On March 30, 2018, a Special Meeting of Shareholders of the Transferring Fund was held for the purpose of voting on the following proposal:

Proposal 1: To approve or disapprove a Reorganization, which provides for: (i) the transfer of all of the assets of the Transferring Fund to the All-Cap Fund in exchange solely for shares of beneficial interest of the All-Cap Fund’s Institutional Class of shares; (ii) the assumption by the All-Cap Fund of all the liabilities of the Transferring Fund; and (iii) the distribution of Institutional Class shares of the All-Cap Fund to the shareholders of the Transferring Fund in the complete liquidation of the Transferring Fund.

The total number of shares of the Transferring Fund present in person or by proxy represented approximately 56.91% of the shares entitled to vote at the Special Meeting.

The shareholders of the Transferring Fund voted to approve Proposal 1.

The votes cast with respect to Proposal 1 were as follows:

For	Against	Abstain
434,018	—	—

Approval of the Amended and Restated Investment Advisory Agreements for the All-Cap Fund and the Small-Cap Fund (Unaudited)

At a meeting held on October 25, 2018, the Board of Trustees (the “Board” or the “Trustees”) considered the approval of the renewal of the Second Amended and Restated Investment Advisory Agreement between the Trust and Capital Management Associates, Inc. (the “Advisor”) with respect to the All-Cap Fund and the Amended and Restated Investment Advisory Agreement between the Trust and the Advisor with respect to the Small-Cap Fund (collectively, the “Advisory Agreements”).

Legal Counsel to the Trust (“Counsel”) reviewed with the Board a memorandum from Counsel and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of Advisory Agreements. A copy of this memorandum had been circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreements, including the following material factors: (i) the nature, extent and quality of the services provided by the Advisor; (ii) the investment performance of the Small-Cap and All-Cap Funds; (iii) the costs of the services provided and profits realized by the Advisor from the relationship with the Small-Cap and All-Cap Funds; (iv) the extent to which economies of scale would be realized if the Small-Cap and All-Cap Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the investors of the Small-Cap Fund and the All-Cap Fund; and (v) the Advisor’s practices regarding possible conflicts of interest and other benefits derived by the Advisor.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Advisor’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreements, including: (i) reports regarding the services and support provided to the Small-Cap and All-Cap Funds and their shareholders by the Advisor; (ii) quarterly assessments of the investment performance of the Small-Cap Fund and the All-Cap Fund from the Advisor; (iii) periodic commentary on the reasons for the performance; (iv) presentations by the Small-Cap and All-Cap Funds’ management addressing the Advisor’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Small-Cap and All-Cap Funds and the Advisor; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Advisor; and (vii) the memorandum from Counsel summarizing the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Advisor, including financial information, a description of personnel and the services provided to the Small-Cap and All-Cap Funds, information on investment advice, performance, summaries of the Small Cap Fund’s and the All-Cap Fund’s expenses, compliance program, current legal matters and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Small-Cap and All-Cap Funds; (iii) the anticipated effect of size on the Small-Cap Fund’s and All-Cap Fund’s performance and expenses; and (iv) benefits to be realized by the Advisor from its relationship with the Small-Cap and All-Cap Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors.

(1)	The nature, extent and quality of the services provided by the Advisor.

In this regard, the Board considered the responsibilities the Advisor has under the Advisory Agreements with respect to the Small-Cap Fund and the All-Cap Fund. The Board reviewed the services provided by the Advisor to the Small-Cap and All-Cap Funds including, without limitation: the Advisor’s processes for formulating investment recommendations and assuring compliance with the Small-Cap Fund’s and the All-Cap Fund’s investment objectives and limitations; its coordination of services for the Small-Cap and All-Cap Funds among the Small-Cap and All-Cap Funds’ service providers; and the anticipated efforts to promote the Small-Cap and All-Cap Funds, grow assets and assist in the distribution of the Small-Cap Fund’s and the All-Cap Fund’s shares. The Board considered: the Advisor’s staffing, personnel and methods of operating; the education and experience of the Advisor’s personnel; and the Advisor’s compliance program, policies and procedures. After reviewing the foregoing and further information from the Advisor, the Board concluded that the quality, extent and nature of the services provided by the Advisor was satisfactory and adequate for the Small-Cap Fund and the All-Cap Fund.

Approval of the Amended and Restated Investment Advisory Agreements for the All-Cap Fund and the Small-Cap Fund (Unaudited) (continued)

(2)	Investment performance of the Small-Cap Fund, the All-Cap Fund and the Advisor.

In considering the investment performance of the Small-Cap Fund, the All-Cap Fund and the Advisor, the Trustees compared the performance of the Small-Cap Fund and the All-Cap Fund with the performance of its respective benchmark index, or indices, as applicable, comparable funds with similar objectives and size managed by other investment advisers, and comparable peer group indices. It was noted that the Advisor does manage investments for other accounts with investment objectives similar to the Small-Cap Fund, but these accounts do not have capital constraints like those placed on the Small-Cap Fund and therefore, do not provide a useful benchmark for comparison to the Small-Cap Fund. The Board further noted that the Advisor does have a client with similar investment objectives and using the same fundamental strategy as the All-Cap Fund but that this account had a different portfolio construction and was not run in tandem with the All-Cap Fund and likewise does not provide a useful benchmark for comparison to the All-Cap Fund. The Board also considered the consistency of the Advisor’s management of the Small-Cap Fund and the All-Cap Fund with each Fund’s respective investment objective and policies. The Board noted that the Small-Cap Fund had underperformed its category median for the year-to-date, 1-year, 3-year, 5-year and 10-year periods ended September 30, 2018 but was within the range for the category considered. The Board noted that the All-Cap Fund had outperformed its category median for the year-to-date period ended September 30, 2018 and underperformed its category median for the 1-year, 3-year, 5-year and 10-year periods ended August 31, 2018 but was within the range of the category considered. Based on the foregoing, the Board concluded that the investment performance information presented for the Small-Cap Fund and the All-Cap Fund was acceptable at this time.

(3)	The costs of the services provided and profits realized by the Advisor from the relationship with the Small-Cap and All-Cap Funds.

In considering the costs of the services provided and profits realized by the Advisor from the relationship with the Small-Cap Fund and the All-Cap Fund, the Board considered: the Advisor’s staffing, personnel and methods of operating; the financial condition of the Advisor and the level of commitment to the Small-Cap Fund and the All-Cap Fund by the Advisor and its principals; the expected asset levels of the Small-Cap Fund and the All-Cap Fund; and the projected overall expenses of the Small-Cap Fund and the All-Cap Fund. The Board considered financial statements of the Advisor and discussed the financial stability and profitability of the firm. The Board considered the fees and expenses of the Small-Cap Fund and the All-Cap Fund (including the management fees) relative to their respective categories. The Board noted that the management fee for the Small-Cap Fund was above its category median but within the range of the category considered. The Board then noted that the management fee for the All-Cap Fund was above its category median but within the range of the category considered. The Board considered that the Advisor does not have any separate accounts which are managed similarly to the Funds but that the advisory fees charged to the Funds are comparable to those charged to the Advisor’s other clients. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Advisor by the Small-Cap Fund and the All-Cap Fund were fair and reasonable.

(4)	The extent to which economies of scale would be realized as the Small-Cap and All-Cap Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the investors of the Small-Cap Fund and the All-Cap Fund.

In this regard, the Board considered the Small-Cap Fund’s and the All-Cap Fund’s fee arrangements with the Advisor. The Trustees noted that the Advisor has agreed to breakpoint fee schedules in its Advisory Agreements and expense limitation agreements for each Fund. The Trustees further noted that both of these arrangements would benefit each Fund’s shareholders. The Trustees also noted that the Small-Cap and All-Cap Funds would benefit from economies of scale under its agreements with some of its service providers other than the Advisor as fees that were in place with those other service providers were either fixed or essentially semi-fixed, and the Board considered the Advisor’s efforts to work with M3Sixty to secure such arrangements for the Small-Cap and All-Cap Funds. Following further discussion of the Small-Cap and All-Cap Funds’ expected asset levels, expectations for growth and levels of fees, the Board determined that the Small-Cap Fund’s and the All-Cap Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the breakpoint schedules and expense limitation arrangements provided potential savings or protection for the benefit of the Small-Cap Fund’s and the All-Cap Fund’s investors.

Approval of the Amended and Restated Investment Advisory Agreements for the All-Cap Fund and the Small-Cap Fund (Unaudited) (continued)

(5)	Possible conflicts of interest and benefits derived by the Advisor.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the Small-Cap Fund and the All-Cap Fund; the fact that the Advisor does not utilize soft dollars; the basis of decisions to buy or sell securities for the Small-Cap Fund and the All-Cap Fund; and the substance and administration of the Advisor’s code of ethics. Based on the foregoing, the Board determined that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreements with respect to the All-Cap Fund and Small-Cap Fund was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreements with respect to the All-Cap and Small-Cap Funds.

The Capital Management Funds

are series of the Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

M3Sixty Administration, LLC	Capital Management Associates, Inc.
4300 Shawnee Mission Pkwy	140 Broadway
Suite 100	New York, NY 10005
Fairway, KS 66205

Toll-Free Telephone:	Toll-Free Telephone:

1-888-626-3863	1-888-626-3863

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer is filed pursuant to item 12 (a) (1) below.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	Not applicable.

(a)(3)	At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees – Audit fees billed for the registrant for the last two fiscal years are reflected in the table below. These amounts represent aggregate fees billed by the registrant’s independent accountant, BBD, LLP (“Accountant”), in connection with the annual audits of the registrant’s financial statements and for services normally provided by the independent accountant in connection with the registrant’s statutory and regulatory filings.

Fund	2017	2018
Wellington Shields All-Cap Fund	$13,500	$13,500
Wellington Shields Small-Cap Fund	$13,500	$13,500

(b)

Audit-Related Fees – There were no additional fees billed in the fiscal years ended November 30, 2017 and

November 30, 2018 for assurance and related services by the accountant that was reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

42

(c)

Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of each fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2017	2018
Wellington Shields All-Cap Fund	$2,200	$2,200
Wellington Shields Small-Cap Fund	$2,200	$2,200

(d)	All Other Fees. –There were no other fees billed by the accountant which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1)	The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.
(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended November 30, 2018 and 2017 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser.

(h)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On February 28, 2018, a Special Meeting of Shareholders of the All-Cap Fund and Small-Cap Fund was held for the purpose of voting on the following proposals:

Proposal 1A: To approve or disapprove amendments to the All-Cap Fund’s following fundamental investment restrictions: (i) Borrowing Money, Issue Senior Securities and Pledge Its Assets; (ii) Diversification; (iii) Concentration; (iv) Investing for Control; (v) Commodities, Real Estate and Oil, Gas and Mineral Investments; (vi) Underwriting; (vii) Warrants; (viii) Joint and Several Trading Accounts; (ix) Investments in Other Investment Companies; (x) Investments in Futures Contracts or Options; and (xi) Loans.

Proposal 1B: To approve or disapprove amendments to the Small-Cap Fund’s following fundamental investment restrictions: (i) Borrowing Money, Issue Senior Securities and Pledge Its Assets; (ii) Diversification; (iii) Concentration; (iv) Investing for Control; (v) Commodities, Real Estate and Oil, Gas and Mineral Investments; (vi) Underwriting; (vii) Warrants; (viii) Joint and Several Trading Accounts; (ix) Investments in Other Investment Companies; (x) Investments in Futures Contracts or Options; and (xi) Loans.

The total number of shares of the All-Cap Fund and the Small-Cap Fund present in person or by proxy represented approximately 69.69% and 72.50% of the All-Cap Fund and Small-Cap Fund shares entitled to vote at the Special Meeting, respectively.

The shareholders of the All-Cap Fund and Small-Cap Fund voted to approve Proposal 1A and Proposal 1B, respectively.

The votes cast by the All-Cap Fund shareholders with respect to Proposal 1A were as follows:

Proposal 1A	For	Against	Abstain
(i) Borrowing Money, Issue Senior Securities and Pledge Its Assets	649,017	—	1,205
(ii) Diversification	650,223	—	—
(iii) Concentration	649,017	—	1,205
(iv) Investing for Control	649,017	—	1,205
(v) Commodities, Real Estate and Oil, Gas and Mineral Investments	649,017	—	1,205
(vi) Underwriting	649,017	—	1,205
(vii) Warrants	649,017	—	1,205
(viii) Joint and Several Trading Accounts	649,017	—	1,205
(ix) Investments in Other Investment Companies	649,017	—	1,205
(x) Investments in Futures Contracts or Options	649,017	—	1,205
(xi) Loans	649,017	—	1,205

The votes cast by the Small-Cap Fund shareholders with respect to Proposal 1B were as follows:

Proposal 1B	For	Against	Abstain
(i) Borrowing Money, Issue Senior Securities and Pledge Its Assets	515,927	—	736
(ii) Diversification	516,664	—	—
(iii) Concentration	515,927	—	736
(iv) Investing for Control	515,927	—	736
(v) Commodities, Real Estate and Oil, Gas and Mineral Investments	515,927	—	736
(vi) Underwriting	515,927	—	736
(vii) Warrants	515,927	—	736
(viii) Joint and Several Trading Accounts	515,927	—	736
(ix) Investments in Other Investment Companies	515,927	—	736
(x) Investments in Futures Contracts or Options	515,927	—	736
(xi) Loans	515,927	—	736

On March 30, 2018, a Special Meeting of Shareholders of the Transferring Fund was held for the purpose of voting on the following proposal:

Proposal 1: To approve or disapprove a Reorganization, which provides for: (i) the transfer of all of the assets of the Transferring Fund to the All-Cap Fund in exchange solely for shares of beneficial interest of the All-Cap Fund’s Institutional Class of shares; (ii) the assumption by the All-Cap Fund of all the liabilities of the Transferring Fund; and (iii) the distribution of Institutional Class shares of the All-Cap Fund to the shareholders of the Transferring Fund in the complete liquidation of the Transferring Fund.

The total number of shares of the Transferring Fund present in person or by proxy represented approximately 56.91% of the shares entitled to vote at the Special Meeting.

The shareholders of the Transferring Fund voted to approve Proposal 1.

The votes cast with respect to Proposal 1 were as follows:

For	Against	Abstain
434,018	—	—

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable, Fund is an open-end management investment company

ITEM 13.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By W. Jameson McFadden	/s/ W. Jameson McFadden
President, Principal Executive Officer and Principal Financial Officer
Date: February 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By W. Jameson McFadden	/s/ W. Jameson McFadden
President, Principal Executive Officer and Principal Financial Officer
Date: February 8, 2019